Combined Balance Sheets - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets:
Investment properties	CAD 2,733,568	CAD 2,653,095
Deferred tax assets	5,742	6,399
Fixed assets, net	951	775
Other assets	666	714
Total non-current assets	2,740,927	2,660,983
Current assets:
Assets held for sale	391,453
Accounts receivable	2,310	1,066
Income taxes receivable	180	381
Prepaid expenses and other	2,029	2,434
Restricted cash	515	563
Cash and cash equivalents	69,019	246,215
Total assets	3,206,433	2,911,642
Non-current liabilities:
Unsecured debentures, net	647,306	646,768
Cross currency interest rate swaps	61,466	10,641
Deferred tax liabilities	244,052	238,251
Other liability		7,777
Total non-current liabilities	952,824	903,437
Current liabilities:
Other liability	8,968
Deferred revenue	3,965	5,489
Bank indebtedness	32,552
Accounts payable and accrued liabilities	43,342	31,465
Distributions payable	10,647	10,226
Income taxes payable	16,273	11,289
Total liabilities	1,068,571	961,906
Equity:
Stapled unitholders' equity	2,136,614	1,948,207
Non-controlling interests	1,248	1,529
Total equity	2,137,862	1,949,736
Total liabilities and equity	CAD 3,206,433	CAD 2,911,642